Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Accumulative Other Comprehensive Income Balances [Abstract]
Other Comprehensive Income

Note 24: Other Comprehensive Income
Table 24.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects. Income tax effects are reclassified from accumulated OCI to net income in the same period as the related pre-tax amount.
Table 24.1: Summary of Other Comprehensive Income

	Year ended December 31,
	2025			2024			2023
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities:
Net unrealized gains (losses) arising during the period	$5,295	(1,307)	3,988	(1,824)	449	(1,375)	1,136	(278)	858
Reclassification of net (gains) losses to net income	636	(156)	480	1,437	(354)	1,083	549	(136)	413
Net change	5,931	(1,463)	4,468	(387)	95	(292)	1,685	(414)	1,271
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components (1)	22	(6)	16	20	(5)	15	22	(6)	16
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period	602	(149)	453	(1,223)	302	(921)	(201)	50	(151)
Reclassification of net (gains) losses to net income	621	(153)	468	847	(209)	638	724	(178)	546
Net change	1,245	(308)	937	(356)	88	(268)	545	(134)	411
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	(1)	—	(1)	99	(24)	75	(22)	5	(17)
Reclassification of amounts to noninterest expense (2)	102	(24)	78	109	(24)	85	109	(24)	85
Net change	101	(24)	77	208	(48)	160	87	(19)	68
Debit valuation adjustments (DVA) and other:
Net unrealized gains (losses) arising during the period	(83)	20	(63)	(40)	9	(31)	(38)	9	(29)
Reclassification of net (gains) losses to net income	1	—	1	—	—	—	—	—	—
Net change	(82)	20	(62)	(40)	9	(31)	(38)	9	(29)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	84	(1)	83	(163)	(2)	(165)	65	(2)	63
Reclassification of net (gains) losses to net income	—	—	—	—	—	—	—	—	—
Net change	84	(1)	83	(163)	(2)	(165)	65	(2)	63
Other comprehensive income (loss)	$7,279	(1,776)	5,503	(738)	142	(596)	2,344	(560)	1,784
Less: Other comprehensive income from noncontrolling interests, net of tax			—			—			2
Wells Fargo other comprehensive income (loss), net of tax			$5,503			(596)			1,782
(1)Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recognized in OCI.
(2)These items are included in the computation of net periodic benefit cost. See Note 21 (Employee Benefits) for additional information.
Table 24.2 provides the accumulated OCI balance activity net of tax.

Table 24.2: Accumulated OCI Balances

(in millions)	Debt securities (1)	Fair value hedges (2)	Cash flow hedges (3)	Defined benefit plans adjustments	Debit valuation adjustments (DVA) and other	Foreign currency translation adjustments	Accumulated other comprehensive income (loss)
Balance, December 31, 2022	$(9,835)	(77)	(1,183)	(1,901)	14	(380)	(13,362)
Net unrealized gains (losses) arising during the period	858	16	(151)	(17)	(29)	63	740
Amounts reclassified from accumulated other comprehensive income	413	—	546	85	—	—	1,044
Net change	1,271	16	395	68	(29)	63	1,784
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	2	2
Balance, December 31, 2023	(8,564)	(61)	(788)	(1,833)	(15)	(319)	(11,580)
Net unrealized gains (losses) arising during the period	(1,375)	15	(921)	75	(31)	(165)	(2,402)
Amounts reclassified from accumulated other comprehensive income	1,083	—	638	85	—	—	1,806
Net change	(292)	15	(283)	160	(31)	(165)	(596)
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	—	—
Balance, December 31, 2024	(8,856)	(46)	(1,071)	(1,673)	(46)	(484)	(12,176)
Net unrealized gains (losses) arising during the period	3,988	16	453	(1)	(63)	83	4,476
Amounts reclassified from accumulated other comprehensive income	480	—	468	78	1	—	1,027
Net change	4,468	16	921	77	(62)	83	5,503
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	—	—
Balance, December 31, 2025	$(4,388)	(30)	(150)	(1,596)	(108)	(401)	(6,673)
(1)At December 31, 2025, 2024, and 2023, accumulated other comprehensive loss includes unamortized after-tax unrealized losses of $2.7 billion, $3.1 billion, and $3.5 billion, respectively, associated with the transfer of securities from AFS to HTM. These amounts are subsequently amortized into earnings over the same period as the related unamortized premiums and discounts.
(2)Substantially all of the amounts for fair value hedges are foreign exchange contracts.
(3)Substantially all of the amounts for cash flow hedges are interest rate contracts.